Property, Plant, and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 27, 2015	Mar. 26, 2016	Jun. 28, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 990.7		$ 895.4
Less: accumulated depreciation and amortization	(396.0)		(325.5)
Property, plant and equipment, net	$ 594.7	$ 604.3	569.9
Property, plant and equipment, Range of Lives	Depreciation of property, plant and equipment, including capital lease assets, is calculated primarily using the straight-line method over the estimated useful lives of the assets, which range from two to 39 years
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 402.8		388.5
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	40.1		37.7
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	78.0		69.2
Office Equipment, Furniture, and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	171.8		151.9
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	82.5		61.7
Construction-in-Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	44.2		30.1
Warehouse and Plant Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 171.3		$ 156.3
Minimum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Range of Lives	P10Y
Minimum [Member] | Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Range of Lives	P2Y
Minimum [Member] | Office Equipment, Furniture, and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Range of Lives	P2Y
Minimum [Member] | Warehouse and Plant Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Range of Lives	P3Y
Maximum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Range of Lives	P39Y
Maximum [Member] | Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Range of Lives	P10Y
Maximum [Member] | Office Equipment, Furniture, and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Range of Lives	P10Y
Maximum [Member] | Warehouse and Plant Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Range of Lives	P20Y